Other current assets (Tables)	12 Months Ended
Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of Other Current Assets

in CHF thousands	2025	2024
Prepayments	1,914	2,249
Accrued income	71	276
Balance at December 31	1,985	2,525